Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Subsequent Events
Subsequent Events

Note 18—Subsequent Events

Nasdaq delisting notice and appeal

On April 25, 2013, we received written notification from The Nasdaq Stock Market that we were no longer in compliance with Nasdaq Listing Rule 5550(b)(2) because the market value of our listed securities had fallen below the $35 million minimum requirement for continued listing on the Nasdaq Capital Market for a period of at least 30 consecutive business days. Under Nasdaq Listing Rule 5810(c)(3)(C), we had 180 calendar days to regain compliance. Compliance can be achieved by meeting the $35 million minimum requirement for market value of listed securities for a minimum of 10 consecutive business days during the 180-day compliance period.

On October 23, 2013 we received written notification from The Nasdaq Stock Market that we have not regained compliance during that period and that our common stock would be delisted at the open of business on November 1, 2013.  The Nasdaq rules permitted us to appeal the delisting determination to a Nasdaq Hearing Panel and on December 11, 2013 our appeal was heard by Nasdaq.

On January 21, 2014, we received written notification from The Nasdaq Hearing Panel that our request for additional time to regain compliance had been granted.  We now have until March 31, 2014 to regain compliance with the $35 million minimum market cap requirement.  In the event the Company is unable to achieve compliance by that date, our securities may be delisted from The Nasdaq Stock Market.  If our stock is delisted, we intend to take the steps necessary to have our common stock quoted on the OTC Bulletin or in the “Pink Sheets”.

Restructuring of Senior Unsecured Debt

On January 10, 2014 we entered into an agreement with the holders of our two senior promissory notes pursuant to which we owe an aggregate amount of approximately $7.3 million in principal and interest.  The agreement provides that upon repayment or extinguishment of our senior secured debt owing to the Karlsson Group, Inc. on or before March 10, 2014 in accordance with the terms of the Extension Agreement and in any event for consideration with aggregate value less than or equal to 17% of the aggregate amount outstanding thereunder (including in respect of accrued interest and tax gross-up obligations) we may repay the notes by issuance of a number of shares of our common stock with an aggregate value of 17% of all amounts owing under the notes (including accrued interest).

Capital Raise

Effective February 12, 2014, we reduced the exercise price from $4.05 to $1.50 on our Series A Warrants issued in our June 26, 2013 public offering and the holders of 747,298 of these warrants exercised their warrants resulting in gross proceeds of $1,120,947 and net proceeds of $995,947.  We issued investors a new Series A Warrant with an exercise price of $1.50 for each warrant exercised, exercisable for five years only upon stockholder approval of the exercise.  The exercise price of our remaining outstanding Series A Warrants was adjusted to $1.50 pursuant to the full ratchet anti-dilution terms of our remaining outstanding Series A Warrants.  Pursuant to the full ratchet anti-dilution terms in the warrants, the exercise price of our remaining outstanding Series A Warrants was adjusted to $1.50 and we issued an additional 5,467,779 Series A Warrants and the strike price on the 1,787,171 Buffalo warrants was reduced from $4.05 to $3.50 and we issued Buffalo Management 280,841 additional warrants with a strike price of $3.50.

Note 18—Subsequent Events

Debt Restructuring

On April 15, 2013 and June 26, 2013 we entered into Extension Agreements with The Karlsson Group which restructured the senior first priority secured promissory note (the “Karlsson Note”) that we issued to The Karlsson Group on August 1, 2012 in connection with our purchase of Karlsson’s 50% interest in AWP (the “Initial KG Transaction”).  In connection with the First Extension Agreement, we amended some of the related documents, including the Karlsson Note (the “Karlsson Note Amendment”), and restructured the two promissory notes issued to affiliates of Apollo Global Management, LLC (“Apollo”) on March 7, 2013 in the aggregate principal amount of $6.8 million (the “Apollo Notes”).

The First Karlsson Note Amendment requires us to make future tax “gross-up” payments to The Karlsson Group to compensate them for increases in federal and state income taxes and other tax related matters .We currently estimate the cost of these tax “gross-up” payments to be approximately $26.3 million ($20.1 million if you include the tax gross-up payments owing prior to the Amendment date); however, the tax gross-up payments are subject to change based on future changes in tax rates (including increases in effective income tax rates caused by “minimum tax” provisions such as the “Buffett rule” or “flat tax” proposals) and/or future changes in certain interest rates published by the Internal Revenue Service.

Karlsson Note Amendments

Under the First Karlsson Note Amendment, the maturity date was extended to the earlier of (i) 12 months following completion of a DFS and (ii) July 1, 2015.  An interim principal payment of $30.0 million is due on the earlier of (i) six months following completion of a DFS and (ii) January 2, 2015 (the “First Payment Date”). Prior to the First Karlsson Note Amendment, we were required to prepay the Karlsson Note with 40% of the net proceeds of any capital raised, whereas we are now required to prepay the Karlsson Note with 10% of the gross proceeds of any capital raised following the first $10.0 million of capital raised.  Under the First Karlsson Note Amendment, the annual interest rate of 9% changed from simple to compounding and is now payable quarterly in kind by automatically increasing the principal balance of the Karlsson Note.

Under the First Karlsson Note Amendment, we are generally restricted from incurring debt other than Approved Subordinated Debt, which is defined as debt that (i) is unsecured, (ii) is subordinate to the Karlsson Note and (iii) may be convertible to equity if issued on or prior to September 10, 2013. We were also required to meet the following capital raising milestones: (i) $5.0 million by May 15, 2013, which was satisfied by the Very Hungry Parties’ $5.0 million subordinated loan (see below), (ii) an additional $7.0 million by June 17, 2013, of which all or any portion may be raised as Approved Subordinated Debt, (iii) an additional $18.0 million by September 10, 2013, of which all or any portion may be raised as Approved Subordinated Debt, and (iv) an additional $25.0 million no later than August 1, 2014, of which no more than $15.0 million may be raised as Approved Subordinated Debt. We were also required to deposit $9.2 million of the first $30.0 million of capital we raise into escrow, which funds may be released solely to fund specified development expenses for our potash project in the Holbrook Basin. Additionally, we were allowed to incur up to $10.0 million in additional Approved Subordinated Debt prior to the First Payment Date, but may incur no more than $1.0 million of debt after the First Payment Date.

Prior to the First Karlsson Note Amendment, we had 15 days to cure a payment default and 30 days to cure any non-payment default after, in each case, receiving notice thereof. Under the First Karlsson Note Amendment, there are no notices or cure rights for any payment defaults or any defaults related to the financing milestones or escrow funding described above, or cross-defaults with other agreements. The majority of other non-monetary defaults now have a ten day notice and cure period.

Under the First Karlsson Note Amendment, Karlsson may assign the Karlsson Note and any of the other Karlsson related documents following the earlier of (i) September 10, 2013, (ii) an event of default under the Karlsson Note, and (iii) once we have raised at least $30.0 million of capital.

The First Extension Agreement contains customary lender releases and indemnification language.

Consideration to Karlsson for First Extension Agreement

In addition to changing the interest rate under the Karlsson Note from simple to compounding and payment of the tax gross-up amounts described above, as consideration to The Karlsson Group for entering into the First Extension Agreement and the related documents, we among other things, (i) increased The Karlsson Group’s royalty interest from 1% to 2% (Buffalo Management LLC has decreased its royalty interest from 2% to 1%  as described below) and eliminated the $75.0 million cap on The Karlsson Group’s previous 1% royalty interest, (ii) decreased the exercise price on The Karlsson Group’s warrants to purchase up to 112,117 shares of our common stock from $212.50 to $12.50 and allowed all of The Karlsson Group’s warrants to be exercisable on a cashless basis, (iii) provided Karlsson with an enhanced collateral package, including a parent guaranty from us and a pledge by us of 100% of the shares of our wholly owned subsidiary Prospect Global Resources Inc, a Delaware corporation and the owner of 100% of American West Potash LLC, (iv) extended the term of Karlsson’s right to receive 15% of the net proceeds from the sale of the Company by one year to August 1, 2017, and (v) agreed to pay Karlsson $275,000 for its attorneys’ fees and costs associated with consummation of the Extension Agreement and related agreements.

Karlsson Second Extension Agreement

On June 26, 2013, we entered into the Second Extension Agreement with The Karlsson Group which further restructured the Karlsson Note and related documents.

Under this amendment, the interim principal payment of $30.0 million that was due on the earlier of (i) six months following completion of a definitive feasibility study and (ii) January 2, 2015 has been eliminated. We are also required to place 50% of the net proceeds of the next $24.0 million of capital we raise (for a total of $12.0 million) into escrow for Holbrook Project expenses. Two million dollars of the proceeds we received from our recent $5.0 million public offering (see below) were placed into this escrow, reducing our remaining escrow obligation to $10.0 million.

We are also required to meet the following development milestones: (i) complete total depth on at least eight wells on or before November 1, 2013, (ii) deliver a completed and updated final NI 43-101 resource report on or before February 1, 2014, (iii) deliver completed metallurgical and rock mechanic test work results that will be used to complete the mine and processing plant designs for the definitive feasibility study on or before June 1, 2014 and (iv) deliver a completed and published definitive feasibility study on or before December 31, 2014.

With this amendment, Karlsson may assign the Karlsson Note at any time to any person; previously it was assignable following the earlier of (i) September 10, 2013, (ii) an event of default under the Karlsson Note, and (iii) once we have raised at least $30.0 million of capital and there were restrictions on assignees. We also extended the term of Karlsson’s right to receive 15% of the net proceeds from the sale of the Company by six months to February 1, 2018.

The Second Extension Agreement contains customary lender releases and indemnification language.

Consideration to Karlsson for Second Extension Agreement

With this amendment, we issued Karlsson a five year warrant to purchase 60,000 of our common shares at $6.00 per share and amended our registration rights agreement with Karlsson to include the shares issuable upon exercise of the new warrant. The warrant may be exercised on a cashless basis. We also reimbursed Karlsson $125,000 for its legal fees and expenses.

Apollo Note Amendments

Simultaneously with the execution of the First Extension Agreement and related documents, we agreed with Apollo to amend the Apollo Notes by extending the maturity dates from September 3, 2013 to the maturity date of the Karlsson Note (see above). The amendments also reduced our prepayment obligations from 33% of the net proceeds of any capital raised to 10% of the gross proceeds of any capital raised following our first $10.0 million of capital raised.

Buffalo Management Royalty Amendment

Simultaneously with the execution of the Extension Agreement and related documents, Buffalo Management agreed to a reduction in its royalty interest in us from 2% to 1%. In exchange for this reduction, we agreed to compensate Buffalo by giving Buffalo either, or a combination of, at its election, (i) equity securities (that may include common stock, preferred stock or warrants for common stock as mutually agreed) equal in value to the determined fair market value of the royalty surrendered or (ii) preferred stock that is redeemable after we commence receiving revenues from the Holbrook Project for the determined fair market value plus accrued interest; provided that no securities shall be issued to Buffalo prior to July 1, 2013 and provided further that in no event will any equity securities or securities convertible into equity securities issued to Buffalo (x) exceed 10% of our outstanding capital stock or (y) be redeemable for aggregate consideration exceeding 10% of our equity market capitalization. To value the surrendered royalty, we agreed to engage a third party valuation firm reasonably satisfactory to Buffalo. Buffalo is controlled by Chad Brownstein, our executive vice-chairman. Barry Munitz, our board chair owns a minority, non-voting interests in Buffalo. Our board has designated a committee composed of Ari Swiller and Conway Schatz to finalize these negotiations with Buffalo Management, neither of whom have any personal or economic interest in Buffalo.

Nasdaq Notice of Listing Non-compliances

On April 23, 2013, we received written notification from The Nasdaq Stock Market that for the last 30 consecutive business days, the bid price of our common stock had closed below the minimum $1.00 per share requirement for continued inclusion on the Nasdaq Capital Market based on Listing Rule 5550(a)(1).  We have 180 calendar days, or until September 20, 2013, to regain compliance with this rule. On April 25, 2013, we received a second written notification from The Nasdaq Stock Market that we are no longer in compliance with Nasdaq Listing Rule 5550(b)(2) because the market value of our listed securities has fallen below the $35 million minimum requirement for continued listing on the Nasdaq Capital Market for a period of at least 30 consecutive business days. We have 180 calendar days, or until September 22, 2013, to regain compliance. While we are considering available options to regain compliance with these Nasdaq rules, there can be no assurance that we will be able to do so, which would likely result in our common stock being delisted from the Nasdaq Capital Market. Delisting of our common stock from the Nasdaq Capital Market could substantially reduce the liquidity of your investment in our common stock.

Receipt of $5.0 million Debt Financing

On May 2, 2013 (and as further modified on May 22, 2013), we borrowed $5.0 million from two of our stockholders, Very Hungry LLC and Scott Reiman 1991 Trust (both related parties, see Note 12—Related Party Transactions for additional information) in exchange for $5.5 million in aggregate principal amounts of unsecured subordinated notes (“Bridge Loan Financing”). In consideration for this Bridge Loan Financing we reduced the exercise price on all warrants to purchase our common stock held by these parties to $15.00 per share (from exercise prices ranging from $212.50 per share to $150.00 per share) and extended the maturity of all these warrants to August 1, 2017. Very Hungry, LLC and the Scott Reiman 1991 Trust have agreed to invest their $5.5 million subordinated notes in convertible preferred stock that would be automatically convertible upon stockholder approval of the conversion into the same securities issued in the public offering that closed on June 26, 2013. If stockholder approval is not obtained, the subordinated promissory notes will mature on September 9, 2013.  The notes bear no interest.

The gross proceeds from this Bridge Loan Financing satisfied the May 15, 2013 funding milestone previously required under The Karlsson Group debt (see above).

Receipt of $5.0 million Public Offering

On June 26, 2013, we closed a public offering of an aggregate of 833,334 units (the “Units”), consisting of 833,334 shares of the Company’s common stock, $0.001 par value (the “Common Stock”), together with (i) Series A warrants to purchase 833,334 additional shares of Common Stock (the “Series A Warrants”) and (ii) Series B warrants to purchase 833,334 additional shares of Common Stock and additional Series A Warrants to purchase 833,334 additional shares of Common Stock (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”), at a public offering price of $6.00 per Unit in an underwritten public offering (the “Offering”). The underwriter exercised its option to purchase up to an additional 23,464 warrant units consisting of one Series A Warrant and one Series B Warrant at an exercise price of $0.005 per unit, less underwriting commissions, solely to cover overallotments.

The Series A Warrants were immediately exercisable on June 26, 2013 at an initial exercise price of $6.00 per share and expire on June 26, 2018. The Series B Warrants were exercisable immediately on June 26, 2013 at an exercise price of $6.00 per share. The Series B Warrants will expire at the close of business on November 1, 2013.

The Series A Warrants and the Series B Warrants were issued separately from the Common Stock included in the Units and may be transferred separately immediately thereafter. Neither the Series A Warrants nor the Series B Warrants will be listed on any national securities exchange or other trading market, and no trading market for such Warrants is expected to develop.

The Series A Warrants contain full ratchet anti-dilution protection upon the issuance of any Common Stock, securities convertible into Common Stock, or certain other issuances at a price below the then-existing exercise price of the Series A Warrants, subject to certain exceptions.